HARRIS INSIGHT(R) FUNDS


Supplement dated January 26, 2006 to the Statement of Additional
Information dated May 1, 2005

The following information on trustees and officers replaces the tables of trustees and officers on pages 30-31.


                    Term of
                    Office
                    and Year                    Number of
                    First                       Portfolios
                    Elected      Principal       in Fund
Name, Position(s)   or           Occupation(s)   Complex
with Trust and Age  Appointed    during Past     Overseen     Other
at Jan. 26, 2006    to Office(1) Five Years      by Trustee   Director-
                                                               ships

TRUSTEES OF THE TRUST (NONE OF WHOM ARE INTERESTED PERSONS OF THE TRUST):

C. Gary Gerst,                Former Co-Chairman,   19   Director, Florida
66, Trustee and     Since     Jones Lang LaSalle,        Office Property
Chairman of          1995     formerly named             Company, Inc.
the Board of                  LaSalle Partners          (real estate
Trustees                      Ltd. (real estate         investment fund);
111 W. Monroe                 investment manager        Trustee, Henderson
Street Chicago,               and consulting            Global Funds
IL  60603                     firm).                    (4 portfolios);
                                                        and President,
                                                        KCI Inc. (Private
                                                        S-Corporation
                                                        investing in
                                                        non-public
                                                        investments).

John W.             Since    President and Chief   19   Chairman,
McCarter, Jr.,       1995    Executive Officer,         Divergence L.L.C.
67, Trustee                  The Field Museum           (biotechnology
111 W. Monroe                of Natural History;        firm); Director,
Street Chicago,              formerly Senior Vice       W.W. Grainger,
IL  60603                    President and Director,    Inc. (industrial
                             Booz-Allen & Hamilton,     distributor) and
                             Inc. (consulting firm).   A.M. Castle, Inc.
                                                     (metals distributor);
                                                      and Trustee, Janus
                                                     Adviser Series, Janus
                                                      Aspen Series and
                                                      Janus Investment
                                                      Fund (52 portfolios).

Paula Wolff,      Since    Senior Executive,     19    Vice Chair,
60, Trustee        1998    Chicago Metropolis         University of
111 W. Monroe              2020 (civic                Chicago Board of
Street Chicago,            organization), since       Trustees; Chair,
IL  60603                  2000.  President,          University of
                           Governors State            Chicago Hospitals;
                           University, prior          and Director,
                           thereto.                   Ariel Capital
                                                      Management, Inc.
                                                     (investment
                                                      manager).

(1) A Trustee shall retire at the end of the calendar year in which the Trustee attains the age of 72 years. Each officer serves until the election of his or her successor or until he or she dies, resigns or is removed.


[PAGE BREAK]


                    Term of
                    Office
                    and Year                      Number of
                    First                         Portfolios
                    Elected      Principal         in Fund
Name, Position(s)   or           Occupation(s)     Complex
with Trust and Age  Appointed    during Past       Overseen     Other
at Jan. 26, 2006    to Office    Five Years       by Trustee   Director-
                                                               ships

OFFICERS OF THE TRUST:

John L. Shields,    Since    Managing Director,      N/A         N/A
53,  President    November   Navigant Consulting,
111 W. Monroe        2005    Inc. (management
Street Chicago,             consulting firm),
IL  60603                   since 2004; Independent
                            Trustee, Domini Social
                            Investments Funds, since 2004;
                            Advisory Board Member, Vestmark,
                            Inc. (software company), since
                            2003; Managing Principal, Shields
                            Smith & Webber LLC (management
                            consulting firm), from 2002 to 2004;
                            President and CEO, Citizens Advisers,
                            Inc. (investment adviser) and
                            Citizens Securities, Inc.
                           (broker/dealer), from 1998 to 2002;
                            President and Trustee, Citizens
                            Funds, from 1998 to 2002.

Steven B. Richard,  Since   Chief Operating Officer,      N/A     N/A
45, Treasurer,     January   Spectrum Global Fund
Principal           2006     Administration, from 2003 to
Financial and                2005; Director, Mutual Fund
Accounting Officer           Administration, Investors Bank
and Vice President           & Trust Company, from 1995 to 2002.
111 W. Monroe
Street Chicago,
IL  60603

Ishwar D.         Since     Senior Vice President,        N/A     N/A
Gupta, 62,         2001     Harris N.A..
Vice President
and Assistant
Secretary
111 W. Monroe
Street Chicago,
IL  60603

Merrill J.        Since     Vice President,              N/A     N/A
Sklenar, 60,       2001     Harris N.A..
Vice President
and Assistant
Secretary
111 W. Monroe
Street Chicago,
IL  60603

Richard J.       Since       Consultant, Navigant        N/A     N/A
Snyder, 49,     January      Consulting, Inc.
Vice President   2006       (consulting firm), since
111 W. Monroe               2005; Senior Director,
Street Chicago,             Investors Bank & Trust
IL  60603                   Company (financial services
                            company), 2002 to 2004;
                            Vice President, Charles
                            Schwab & Co. Inc.
                           (securities brokerage firm),
                            1997 to 2001.

David C.         Since      Vice President and,          N/A     N/A
Lebisky, 33       2001      Director, PFPC Inc.
Secretary                   (mutual fund administrator);
103 Bellevue                Registered Representative,
Parkway                     PFPC Distributors, Inc.
Wilmington,
DE  19809

Thomas J. Ryan,   Since      Vice President and          N/A     N/A
64, Assistant      2004      Director of
Treasurer and                Accounting, PFPC Inc.
Assistant
Secretary
103 Bellevue
Parkway
Wilmington,
DE  19809

  *  *  *

At the close of business on May 27, 2005, pursuant to an internal reorganization, Harris Trust and Savings Bank merged into another subsidiary bank of Bank of Montreal Financial, with the surviving entity called Harris N. A. Harris N.A. assumed the obligations of Harris Trust and Savings Bank.

  *  *  *

The following replaces in its entirety the subsection entitled
"All Classes" on page 59.

     All Classes. Each Fund has authorized one or more financial institutions, such as financial services companies, broker-dealers, banks or other authorized agents, to accept purchase and redemption orders on its behalf. Such financial institutions are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order, which will be priced at the Fund's net asset value next calculated after it is so accepted.

     Redemption proceeds normally are paid in cash. However, the Trust has filed formal elections with the Commission pursuant to which a non-Money Market Fund may effect a redemption in kind in portfolio securities only if a shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period. If payment for shares redeemed is made wholly or partially in portfolio securities, brokerage costs may be incurred by the shareholder in converting the securities to cash.

  *  *  *

This supplement replaces the supplement to the statement of additional information dated December 2, 2005.